SEVEN CANYONS STRATEGIC GLOBAL FUND
PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (97.09%)
Agricultural Products & Services (0.87%)
Winfarm SAS(a)	11,630	$201,782

Airport Services (2.55%)
Grupo Aeroportuario del Centro Norte SAB de CV	55,700	592,242

Apparel Retail (0.80%)
City Chic Collective, Ltd.(a)	729,100	186,203

Application Software (10.13%)
Appier Group, Inc.(a)	51,000	625,671
Cliq Digital AG	14,800	402,742
Dropsuite, Ltd.(a)	928,100	188,335
Five9, Inc.(a)	4,300	354,535
Hyundai Ezwel Co., Ltd.	80,900	465,986
SmartCraft ASA(a)	146,839	311,911
Total Application Software		2,349,180

Asset Management & Custody Banks (1.01%)
JTC PLC(b)(c)	26,100	234,847

Automotive Parts & Equipment (0.46%)
hGears AG(a)	20,000	105,628

Biotechnology (0.51%)
Chengdu Kanghua Biological Products Co., Ltd.	13,000	118,044

Broadline Retail (0.72%)
Mitra Adiperkasa Tbk PT	1,472,100	166,142

Cargo Ground Transportation (2.98%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	273,500	691,718

Commercial & Residential Mortgage Finance (0.74%)
Security National Financial Corp.(a)	19,400	172,078

Consumer Finance (7.49%)
Arman Financial Services Ltd Private Placement CCD(a)(d)(e)(f)	14,634	350,188
Arman Financial Services, Ltd.(a)	35,501	965,579
Kaspi.KZ JSC, GDR(c)	5,300	421,880
Total Consumer Finance		1,737,647

		Value
	Shares	(Note 2)
Data Processing & Outsourced Services (4.01%)
Datamatics Global Services, Ltd.	136,300	$930,317

Distributors (6.64%)
Inter Cars SA	3,884	536,851
Sirca Paints India, Ltd.(b)(c)	237,712	1,003,503
Total Distributors		1,540,354

Diversified Real Estate Activities (1.13%)
PATRIZIA SE	21,962	261,306

Diversified Support Services (2.21%)
Prestige International, Inc.	121,000	513,354

Drug Retail (2.55%)
Corporativo Fragua SAB de CV	21,100	590,447

Electronic Components (0.71%)
M3 Technology, Inc.	34,000	165,523

Electronic Equipment & Instruments (2.91%)
SDI Group PLC(a)	118,100	222,070
Suprema, Inc.(a)	12,900	227,383
VIGO PHOTONICS SA(a)	1,600	225,208
Total Electronic Equipment & Instruments		674,661

Health Care Equipment (3.80%)
Ray Co. Ltd/KR(a)	14,900	410,668
Semler Scientific, Inc.(a)	17,900	469,696
Total Health Care Equipment		880,364

Health Care Facilities (1.43%)
Joint Corp.(a)	20,300	274,050
M1 Kliniken AG(a)	6,700	58,425
Total Health Care Facilities		332,475

Health Care Supplies (2.54%)
Riverstone Holdings, Ltd.	1,280,300	588,143

Health Care Technology (0.83%)
Mental Health Technologies Co., Ltd.(a)	24,000	193,153

Home Improvement Retail (2.11%)
Koukandekirukun, Inc.(a)	9,200	213,598
Victorian Plumbing Group PLC	326,700	275,915
Total Home Improvement Retail		489,513

Human Resource & Employment Services (0.41%)
Veteranpoolen AB, Class B	35,239	96,059

		Value
	Shares	(Note 2)
Integrated Telecommunication Services (0.30%)
Ooma, Inc.(a)	4,700	$70,359

Internet Services & Infrastructure (0.64%)
E-Guardian, Inc.	10,600	148,871

Investment Banking & Brokerage (3.54%)
flatexDEGIRO AG(a)	32,969	327,117
JDC Group AG(a)	14,400	285,045
M&A Capital Partners Co., Ltd.(a)	8,900	207,715
Total Investment Banking & Brokerage		819,877

IT Consulting & Other Services (2.18%)
Keywords Studios PLC	9,700	223,057
Kin & Carta PLC(a)	66,600	53,287
Oro Co., Ltd.	15,800	229,037
Total IT Consulting & Other Services		505,381

Leisure Products (0.88%)
Harvia Oyj(c)	8,100	204,113

Life Sciences Tools & Services (7.02%)
AddLife AB	14,000	158,069
Ergomed PLC(a)	18,100	224,058
Linical Co., Ltd.	146,400	831,612
PolyPeptide Group AG(a)(b)(c)	19,728	414,179
Total Life Sciences Tools & Services		1,627,918

Movies & Entertainment (1.98%)
CTS Eventim AG & Co. KGaA	7,247	458,346

Oil & Gas Equipment & Services (0.77%)
Schoeller-Bleckmann Oilfield Equipment AG	3,095	179,265

Oil & Gas Exploration & Production (1.30%)
Parex Resources, Inc.	15,000	300,736

Packaged Foods & Meats (3.13%)
LT Foods, Ltd.	304,600	490,285
Ultrajaya Milk Industry & Trading Co. Tbk PT	1,801,300	234,887
Total Packaged Foods & Meats		725,172

Pharmaceuticals (1.18%)
SwedenCare AB	77,700	273,945

Real Estate Operating Companies (0.92%)
Yuexiu Services Group, Ltd.(c)	580,500	212,469

Research & Consulting Services (0.90%)
My EG Services Bhd	1,288,100	207,583

		Value
	Shares	(Note 2)
Security & Alarm Services (1.26%)
Blackline Safety Corp.(a)	123,000	$292,470

Semiconductor Materials & Equipment (3.21%)
Eo Technics Co., Ltd.	8,700	745,424

Semiconductors (2.06%)
Everspin Technologies, Inc.(a)	39,000	359,190
X-Fab Silicon Foundries SE(a)(b)(c)	10,923	118,332
Total Semiconductors		477,522

Specialized Consumer Services (1.18%)
Perfect Medical Health Management, Ltd.	550,632	273,531

Specialty Chemicals (1.30%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	267,540	157,338
Shanghai Yongguan Adhesive Products Corp., Ltd.	73,000	143,539
Total Specialty Chemicals		300,877

Technology Distributors (2.00%)
Richardson Electronics, Ltd./United States	28,100	463,650

Trading Companies & Distributors (0.97%)
Rush Enterprises, Inc., Class A	3,400	206,516
Thermador Groupe	200	17,986
Total Trading Companies & Distributors		224,502

Transaction & Payment Processing Services (0.83%)
Boku, Inc.(a)(b)(c)	110,500	191,558

TOTAL COMMON STOCKS
(Cost $20,195,894)		22,514,749

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (3.36%)

State Street Institutional US Government Money Market Fund, Investor Class	4.941%	778,103	$778,103
			778,103
TOTAL SHORT TERM INVESTMENT
(Cost $778,103)			778,103

TOTAL INVESTMENTS (100.45%)
(Cost $20,973,997)			$23,292,852

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.45%)			(103,856)

NET ASSETS (100.00%)			$23,188,996

(a)	Non-income producing security.

(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $1,962,419, representing 8.46% of net assets.
(c)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the fair value of those securities was $2,800,881 representing 12.08% of net assets.
(d)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(e)	Security deemed to be restricted as of June 30, 2023. As of June 30, 2023, the fair value of restricted securities in the aggregate was $350,188, representing 1.51% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(f)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of June 30, 2023, the fair value of illiquid securities in the aggregate was $350,188, representing 1.51% of the Fund's net assets.

At June 30, 2023, Seven Canyons Strategic Global Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	1.6
Austria	0.8
Belgium	0.5
Brazil	3.0
Canada	2.6
China	2.7
Finland	0.9
France	1.0
Germany	8.1
Great Britain	3.2
Hong Kong	1.2
India	16.1
Indonesia	1.7
Ireland	1.0
Japan	12.7
Jersey	1.0
Kazakhstan	1.8
Malaysia	0.9
Mexico	5.0
Norway	1.4
Poland	3.3
Singapore	2.5
South Korea	8.0
Sweden	2.3
Switzerland	1.8
Taiwan	0.7
United States	10.9
100.0

SEVEN CANYONS WORLD INNOVATORS FUND
PORTFOLIO OF INVESTMENTS
June 30, 2023 (Unaudited)

		Value
	Shares	(Note 2)
COMMON STOCKS (95.36%)
Advertising (0.52%)
Macbee Planet, Inc.(a)	3,500	$501,827

Agricultural Products & Services (1.31%)
Winfarm SAS(a)	73,368	1,272,944

Airport Services (2.69%)
Grupo Aeroportuario del Centro Norte SAB de CV	245,400	2,609,266

Apparel Retail (0.52%)
City Chic Collective, Ltd.(a)	1,978,800	505,361

Application Software (19.82%)
Appier Group, Inc.(a)	359,900	4,415,271
Bigtincan Holdings, Ltd.(a)	1,546,800	527,249
Cliq Digital AG	47,000	1,278,978
CYND Co., Ltd.(a)	70,000	436,120
Dropsuite, Ltd.(a)	5,491,200	1,114,306
FLITTO Inc(a)	73,400	1,607,419
Freee KK(a)	49,800	1,134,760
Kaonavi, Inc.(a)	143,400	2,063,724
Onesoft Solutions, Inc.	2,006,700	787,684
QT Group Oyj(a)	14,041	1,170,683
Route Mobile, Ltd.	112,800	2,195,447
Skyfii, Ltd.(a)	8,931,068	267,725
SmartCraft ASA(a)	1,064,766	2,261,745
Total Application Software		19,261,111

Asset Management & Custody Banks (0.91%)
Pensionbee Group PLC(a)	967,620	887,051

Automotive Parts & Equipment (0.70%)
hGears AG(a)	128,663	679,524

Biotechnology (0.53%)
Chengdu Kanghua Biological Products Co., Ltd.	56,950	517,123

Broadline Retail (0.72%)
Mitra Adiperkasa Tbk PT	6,225,600	702,625

		Value
	Shares	(Note 2)
Cargo Ground Transportation (2.48%)
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	953,719	$2,412,083

Consumer Finance (4.08%)
Arman Financial Services, Ltd. Private Placement CCD(a)(b)(c)(d)	75,609	1,809,305
Kaspi.KZ JSC, GDR(e)	27,100	2,157,160
Total Consumer Finance		3,966,465

Distributors (2.05%)
Inter Cars SA	6,650	919,170
Sirca Paints India, Ltd.(e)(f)	253,300	1,069,308
Total Distributors		1,988,478

Diversified Financial Services (1.03%)
Hypoport SE(a)	5,500	1,005,087

Diversified Real Estate Activities (1.13%)
PATRIZIA SE	92,143	1,096,324

Diversified Support Services (1.31%)
Prestige International, Inc.	298,900	1,268,112

Electrical Components & Equipment (0.48%)
Arcure SA(a)(d)	178,198	468,625

Electronic Components (0.48%)
M3 Technology, Inc.	95,000	462,492

Electronic Equipment & Instruments (2.42%)
Catapult Group International, Ltd.(a)	1,293,400	859,920
SDI Group PLC(a)	793,600	1,492,250
Total Electronic Equipment & Instruments		2,352,170

Health Care Equipment (3.56%)
Jeisys Medical, Inc.(a)	86,300	679,947
Ray Co. Ltd/KR(a)	67,100	1,849,383
Surgical Science Sweden AB(a)	41,425	928,405
Total Health Care Equipment		3,457,735

Health Care Facilities (0.25%)
M1 Kliniken AG(a)	28,000	244,163

Health Care Technology (2.99%)
Cogstate, Ltd.(a)	1,408,412	1,548,056
Instem PLC(a)	68,100	540,241

		Value
	Shares	(Note 2)
Health Care Technology (continued)
Mental Health Technologies Co., Ltd.(a)	101,900	$820,097
Total Health Care Technology		2,908,394

Home Improvement Retail (2.47%)
Koukandekirukun, Inc.(a)	40,800	947,258
Victorian Plumbing Group PLC	1,714,900	1,448,322
Total Home Improvement Retail		2,395,580

Interactive Media & Services (1.18%)
Trustpilot Group PLC(a)(e)(f)	1,329,200	1,148,097

Internet Services & Infrastructure (0.68%)
E-Guardian, Inc.	47,000	660,090

Investment Banking & Brokerage (6.09%)
flatexDEGIRO AG(a)	168,525	1,672,096
JDC Group AG(a)	184,614	3,654,401
M&A Research Institute Holdings, Inc.(a)	7,500	593,753
Total Investment Banking & Brokerage		5,920,250

IT Consulting & Other Services (3.32%)
Endava PLC, ADR(a)	25,700	1,331,003
Keywords Studios PLC	40,900	940,519
Kin & Carta PLC(a)	294,500	235,630
Oro Co., Ltd.	49,300	714,654
Total IT Consulting & Other Services		3,221,806

Leisure Products (1.18%)
Harvia Oyj(e)	45,500	1,146,558

Life Sciences Tools & Services (8.30%)
AddLife AB	81,200	916,799
Ergomed PLC(a)	75,956	940,251
Frontage Holdings Corp.(a)(e)(f)	3,016,000	770,953
Linical Co., Ltd.	631,000	3,584,342
PolyPeptide Group AG(a)(e)(f)	88,157	1,850,809
Total Life Sciences Tools & Services		8,063,154

Movies & Entertainment (1.98%)
CTS Eventim AG & Co. KGaA	30,422	1,924,078

Oil & Gas Equipment & Services (2.53%)
Schoeller-Bleckmann Oilfield Equipment AG	13,291	769,827
TGS ASA	113,100	1,685,287
Total Oil & Gas Equipment & Services		2,455,114

Other Specialty Retail (1.50%)
Creema, Ltd.(a)	60,500	175,917

		Value
	Shares	(Note 2)
Other Specialty Retail (continued)
Pet Center Comercio e Participacoes SA	933,400	$1,276,841
Total Other Specialty Retail		1,452,758

Packaged Foods & Meats (3.08%)
LT Foods, Ltd.	1,288,100	2,073,331
Manorama Industries, Ltd.(a)	49,099	919,803
Total Packaged Foods & Meats		2,993,134

Pharmaceuticals (3.62%)
Caplin Point Laboratories, Ltd.	156,600	1,541,656
JCR Pharmaceuticals Co., Ltd.	90,000	797,736
SwedenCare AB	335,400	1,182,513
Total Pharmaceuticals		3,521,905

Research & Consulting Services (0.89%)
My EG Services Bhd	5,366,300	864,803

Security & Alarm Services (1.72%)
Blackline Safety Corp.(a)	701,700	1,668,507

Semiconductor Materials & Equipment (2.11%)
Eo Technics Co., Ltd.	23,900	2,047,775

Semiconductors (1.05%)
Andes Technology Corp.	30,000	460,881
X-Fab Silicon Foundries SE(a)(e)(f)	51,561	558,576
Total Semiconductors		1,019,457

Specialized Consumer Services (0.57%)
Auction Technology Group PLC(a)	58,600	556,678

Specialty Chemicals (1.41%)
Chongqing Zaisheng Technology Corp., Ltd., Class A	1,300,000	764,521
Shanghai Yongguan Adhesive Products Corp., Ltd.	310,000	609,549
Total Specialty Chemicals		1,374,070

Transaction & Payment Processing Services (1.70%)
Boku, Inc.(a)(e)(f)	955,354	1,656,157

TOTAL COMMON STOCKS
(Cost $96,438,744)		92,656,931

	7 Day Yield	Shares	Value (Note 2)
SHORT TERM INVESTMENT (6.86%)

State Street Institutional US Government Money Market Fund, Investor Class	4.941%	6,664,811	$6,664,811
			6,664,811
TOTAL SHORT TERM INVESTMENT
(Cost $6,664,811)			6,664,811

TOTAL INVESTMENTS (102.22%)
(Cost $103,103,555)			$99,321,742

LIABILITIES IN EXCESS OF OTHER ASSETS (-2.22%)			(2,158,851)

NET ASSETS (100.00%)			$97,162,891

(a)	Non-income producing security.
(b)	As a result of the use of significant unobservable inputs to determine fair value, these investments have been classified as Level 3 assets. Additional information on Level 3 assets can be found in Note 2. Significant Accounting Policies in the Notes to Portfolio of Investments section.
(c)	Security deemed to be restricted as of June 30, 2023. As of June 30, 2023, the fair value of restricted securities in the aggregate was $1,809,305, representing 1.86% of the Fund’s net assets. Additional information on restricted securities can be found in Note 2. Significant Accounting Policies in the Notes to Financial Statements section.
(d)	Security deemed to be illiquid under the procedures approved by the Fund's Board of Trustees. As of June 30, 2023, the fair value of illiquid securities in the aggregate was 2,277,930, representing 2.34% of the Fund's net assets.
(e)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside of the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. As of June 30, 2023, the fair value of those securities was $10,357,618 representing 10.66% of net assets.
(f)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2023 the fair value of securities restricted under Rule 144A in the aggregate was $7,053,900, representing 7.26% of net assets.

At June 30, 2023, Seven Canyons World Innovators Fund's investments, excluding short-term investments, were in the following countries:

Country	% of Total Market Value
Australia	4.9
Austria	0.8
Belgium	0.5
Brazil	3.7
Canada	2.5
China	1.9
Finland	2.3
France	1.8
Germany	11.6
Great Britain	8.5
India	9.6
Indonesia	0.7
Ireland	1.0
Japan	18.2
Kazakhstan	2.2
Malaysia	0.9
Mexico	2.6
Norway	4.0
Poland	0.9
South Korea	6.3
Sweden	3.0
Switzerland	1.9
Taiwan	1.0
United States	2.5
100.0

Notes to Quarterly Portfolio of Investments
June 30, 2023 (Unaudited)

1. ORGANIZATION

ALPS Series Trust (the “Trust”), a Delaware statutory trust, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust consists of multiple separate portfolios or series. This semi-annual report describes the Seven Canyons Strategic Global Fund (the “Strategic Global Fund”) and Seven Canyons World Innovators Fund (the “World Innovators Fund”)(each individually a “Fund” or collectively “Funds”). Prior to January 28, 2022, the Strategic Global Fund was known as the Seven Canyons Strategic Income Fund. The Strategic Global Fund’s primary investment objective is to capture current income with a secondary objective of long-term growth of capital and World Innovators Fund’s primary investment objective is long-term growth of capital. The Funds are each classified as diversified under the 1940 Act. The Strategic Global Fund currently offers Investor Class shares and the World Innovators Fund currently offers Investor Class and Institutional Class shares. Each share class has identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. The Board of Trustees (the “Board”) may establish additional funds and classes of shares at any time in the future without shareholder approval.

2. SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America for investment companies (“U.S. GAAP”). Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services - Investment Companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in preparation of its financial statements.

Investment Valuation: Each Fund generally values its securities based on market prices determined at the close of regular trading on the New York Stock Exchange (“NYSE”), normally 4:00 p.m. Eastern Time, on each day the NYSE is open for trading.

For equity securities and mutual funds that are traded on an exchange, the market price is usually the closing sale or official closing price on that exchange. In the case of equity securities not traded on an exchange, or if such closing prices are not otherwise available, the securities are valued at the mean of the most recent bid and ask prices on such day.

Equity securities that are primarily traded on foreign securities exchanges are valued at the last sale price or closing values of such securities on their respective foreign exchanges, except when an event occurs subsequent to the close of the foreign exchange and the close of the NYSE that was likely to have changed such value. In such an event, the fair value of those securities are determined in good faith through consideration of other factors in accordance with procedures established by and under the general supervision of the Board. The Funds will use a fair valuation model provided by an independent pricing service, which is intended to reflect fair value when a security’s value or a meaningful portion of a Fund’s portfolio is believed to have been materially affected by a valuation event that has occurred between the close of the exchange or market on which the security is traded and the close of the regular trading day on the NYSE. The Funds’ valuation procedures set forth certain triggers which instruct when to use the fair valuation model. Foreign securities, currencies, and other assets and liabilities denominated in foreign currencies are translated into U.S. Dollars at the exchange rate of said currencies against the U.S. Dollar, as of valuation time, as provided by an independent pricing service approved by the Board.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value (“NAV”), with the exception of exchange-traded open-end investment companies, which are priced as equity securities.

When such prices or quotations are not available, or when the Fair Value Committee appointed by the Board believes that they are unreliable, securities may be priced using fair value procedures approved by the Board.

Fair Value Measurements: The Funds disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Various inputs are used in determining the value of the Funds’ investments as of the end of the reporting period. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

Level 2 –	Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly); and

Level 3 –	Significant unobservable prices or inputs (including the Fund’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value the Funds’ investments as of June 30, 2023:

SEVEN CANYONS STRATEGIC GLOBAL FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stock	$21,680,198	$484,363	$350,188	$22,514,749
Short Term Investment	778,103	–	–	778,103
Total	$22,458,301	$484,363	$350,188	$23,292,852

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

SEVEN CANYONS WORLD INNOVATORS FUND

Investments in Securities at Value*	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$83,698,738	$7,148,888	$1,809,305	$92,656,931
Short Term Investment	6,664,811	–	–	6,664,811
Total	$90,363,549	$7,148,888	$1,809,305	$99,321,742

*	For a detailed Industry breakdown, see the accompanying Portfolio of Investments.

The following is a reconciliation of assets in which Level 3 inputs were used in determining value:

Seven Canyons Strategic Global Fund	Common Stock	Total
Balance as of September 30, 2022	$243,003	$243,003
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	107,185	107,185
Purchases	-	-
Sales Proceeds	-	-
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2023	$350,188	$350,188

Seven Canyons World Innovators Fund	Common Stock	Total
Balance as of September 30, 2022	$1,255,515	$1,255,515
Accrued discount/ premium	-	-
Realized Gain/(Loss)	-	-
Change in Unrealized Appreciation/(Depreciation)	553,791	553,791
Purchases	-	-
Sales Proceeds	(1)	(1)
Transfer into Level 3	-	-
Transfer out of Level 3	-	-
Balance as of June 30, 2023	$1,809,305	$1,809,305
Net change in unrealized appreciation/(depreciation) included in the Statements of Operations attributable to Level 3 investments held at June 30, 2023	$553,791	$553,791

Cash & Cash Equivalents: The Funds consider their investment in a Federal Deposit Insurance Corporation (“FDIC”) insured interest bearing account to be cash and cash equivalents. Cash and cash equivalents are valued at cost plus any accrued interest. The Funds maintain cash balances, which, at times may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Concentration of Credit Risk: Each Fund places its cash with a banking institution, which is insured by the FDIC. The FDIC limit is $250,000. At various times throughout the year, the amount on deposit may exceed the FDIC limit and subject the Fund to a credit risk. The Funds do not believe that such deposits are subject to any unusual risk associated with investment activities.

Trust Expenses: Some expenses of the Trust can be directly attributed to a fund. Expenses that cannot be directly attributed to a fund are apportioned among all funds in the Trust based on average net assets of each fund, including Trustees’ fees and expenses.

Fund Expenses: Some expenses can be directly attributed to a Fund and are apportioned among the classes based on average net assets of each class.

Class Expenses: Expenses that are specific to a class of shares are charged directly to that share class.

Investment Transactions and Investment Income: Investment transactions are accounted for on the date the investments are purchased or sold (trade date basis for financial reporting purposes). Realized gains and losses from investment transactions are reported on an identified cost basis. Interest income, which includes accretion of discounts and amortization of premiums, is accrued and recorded as earned using the effective interest method. Dividend income is recognized on the ex-dividend date, or for certain foreign securities, as soon as information is available to the Funds.

Withholding taxes on foreign dividends are paid (a portion of which may be reclaimable) or provided for in accordance with the applicable country’s tax rules and rates and are disclosed in the Statements of Operations. All of the realized and unrealized gains and losses and net investment income are allocated daily to each class in proportion to its average daily net assets.

Foreign Securities: The Funds may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible re-evaluation of currencies, the inability to repatriate foreign currency, less complete financial information about companies and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than those of securities of comparable U.S. issuers.

Foreign Currency Translation: Values of investments denominated in foreign currencies are converted into U.S. dollars using the current exchange rates each business day (generally 4:00 p.m. Eastern Time). Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period-end, resulting from changes in exchange rates.

Foreign Exchange Transactions: The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement generally within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened.

Distributions to Shareholders: The Funds normally pay dividends, if any, quarterly, and distribute capital gains, if any, on an annual basis. Income dividend distributions are derived from interest and other income a Fund receives from its investments, including short term capital gains. Long term capital gain distributions are derived from gains realized when a Fund sells a security it has owned for more than one year. The Funds may make additional distributions and dividends at other times if its investment advisor has determined that doing so may be necessary for the Fund to avoid or reduce taxes. Net investment income/(loss) and net realized gain/(loss) may differ for financial statement and tax purposes.